Federated Hermes Total Return Bond ETF
Portfolio of Investments
September 30, 2025 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES—27.6%
		U.S. Treasury Bonds—4.3%
$ 300,000		United States Treasury Bond, 4.625%, 2/15/2055	$ 294,799
14,000,000		United States Treasury Bond, 4.750%, 5/15/2055	14,039,079
		TOTAL	14,333,878
		U.S. Treasury Inflation-Protected Notes—1.3%
1,522,155		U.S. Treasury Inflation-Protected Notes, 1.625%, 4/15/2030	1,545,491
2,766,555		U.S. Treasury Inflation-Protected Notes, 1.875%, 7/15/2035	2,788,701
		TOTAL	4,334,192
		U.S. Treasury Notes—22.0%
300		United States Treasury Note, 0.750%, 8/31/2026	292
400		United States Treasury Note, 0.875%, 9/30/2026	389
117,800		United States Treasury Note, 1.250%, 11/30/2026	114,497
95,500		United States Treasury Note, 1.250%, 12/31/2026	92,653
1,250,000		United States Treasury Note, 3.375%, 9/15/2027	1,244,424
900,000		United States Treasury Note, 3.500%, 9/30/2029	893,729
200,000		United States Treasury Note, 3.750%, 4/15/2028	200,608
13,990,000	[1]	United States Treasury Note, 3.750%, 5/15/2028	14,034,287
2,800,000		United States Treasury Note, 3.875%, 6/30/2030	2,817,302
666,000		United States Treasury Note, 4.000%, 2/29/2028	671,831
1,575,000		United States Treasury Note, 4.000%, 2/28/2030	1,593,244
4,850,000		United States Treasury Note, 4.000%, 3/31/2030	4,905,625
5,000,000		United States Treasury Note, 4.000%, 5/31/2030	5,058,965
5,900,000		United States Treasury Note, 4.000%, 4/30/2032	5,935,039
425,000		United States Treasury Note, 4.000%, 6/30/2032	427,253
500,000		United States Treasury Note, 4.125%, 10/31/2026	502,204
1,252,000		United States Treasury Note, 4.125%, 2/15/2027	1,259,153
200,000		United States Treasury Note, 4.125%, 2/28/2027	201,204
1,400,000		United States Treasury Note, 4.125%, 11/15/2027	1,414,430
1,350,000		United States Treasury Note, 4.125%, 10/31/2029	1,371,546
2,800,000		United States Treasury Note, 4.125%, 3/31/2032	2,837,346
1,975,000		United States Treasury Note, 4.250%, 12/31/2026	1,987,813
1,000,000		United States Treasury Note, 4.250%, 1/15/2028	1,013,622
350,000		United States Treasury Note, 4.250%, 2/15/2028	354,998
596,000		United States Treasury Note, 4.250%, 6/30/2029	607,869
450,000		United States Treasury Note, 4.250%, 1/31/2030	459,570
400		United States Treasury Note, 4.250%, 6/30/2031	409
8,150,000		United States Treasury Note, 4.250%, 11/15/2034	8,241,687
2,300,000		United States Treasury Note, 4.250%, 5/15/2035	2,320,844
5,825,000		United States Treasury Note, 4.375%, 12/31/2029	5,975,853
3,000		United States Treasury Note, 4.500%, 3/31/2026	3,009
1,950,000		United States Treasury Note, 4.500%, 4/15/2027	1,973,982
3,700,000		United States Treasury Note, 4.500%, 12/31/2031	3,828,119
4,300		United States Treasury Note, 4.625%, 2/28/2026	4,312
550,000		United States Treasury Note, 4.625%, 6/15/2027	558,737
900,000		United States Treasury Note, 4.625%, 4/30/2029	928,626

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$ 300,000	United States Treasury Note, 4.625%, 2/15/2035	$ 311,796
	TOTAL	74,147,267
	TOTAL U.S. TREASURIES (IDENTIFIED COST $91,045,255)	92,815,337
	CORPORATE BONDS—25.0%
	Basic Industry - Chemicals—0.1%
14,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	14,343
234,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	225,611
	TOTAL	239,954
	Basic Industry - Metals & Mining—0.3%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.625%, 4/1/2030	208,748
291,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	298,246
123,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	84,289
150,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.634%, 4/4/2034	156,113
100,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	113,520
50,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	51,690
	TOTAL	912,606
	Basic Industry - Paper—0.1%
200,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	205,597
	Capital Goods - Aerospace & Defense—1.3%
225,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	222,463
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	135,345
300,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 5.300%, 3/26/2034	310,873
35,000	Boeing Co., Sr. Unsecd. Note, 2.800%, 3/1/2027	34,293
508,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	478,277
335,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	240,683
110,000	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	108,007
240,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	248,978
165,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	162,363
100,000	L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	99,394
216,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	215,322
1,000,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.150%, 8/15/2028	1,006,236
410,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	413,786
177,000	Northrop Grumman Corp., Sr. Deb., 7.750%, 2/15/2031	204,956
351,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	363,546
100,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	90,043
	TOTAL	4,334,565
	Capital Goods - Building Materials—0.1%
139,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	137,258
235,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	252,165
	TOTAL	389,423
	Capital Goods - Construction Machinery—0.3%
487,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	502,313
24,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	24,185
110,000	John Deere Capital Corp., Sr. Unsecd. Note, 4.200%, 7/15/2027	110,721
341,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	335,100
	TOTAL	972,319
	Capital Goods - Diversified Manufacturing—0.2%
250,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2032	254,497
240,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	243,249

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 168,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	$ 157,033
117,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	122,923
	TOTAL	777,702
	Capital Goods - Environmental—0.1%
375,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	327,072
	Communications - Cable & Satellite—0.4%
323,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	338,384
280,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	195,741
688,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	689,184
22,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	23,079
	TOTAL	1,246,388
	Communications - Media & Entertainment—0.6%
125,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	129,031
15,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	15,308
500,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.400%, 8/15/2054	493,991
257,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	255,111
412,000	Meta Platforms, Inc., Unsecd. Note, 5.600%, 5/15/2053	417,911
301,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	307,613
142,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	128,011
194,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	146,756
	TOTAL	1,893,732
	Communications - Telecom Wireless—0.6%
275,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	257,119
228,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	208,013
275,000	American Tower Corp., Sr. Unsecd. Note, 4.050%, 3/15/2032	266,468
357,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	240,841
160,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	159,909
232,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	174,330
506,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	496,178
360,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	286,365
	TOTAL	2,089,223
	Communications - Telecom Wirelines—0.4%
301,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	297,459
434,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	397,768
200,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	203,817
58,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	55,323
269,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	257,237
133,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	105,084
	TOTAL	1,316,688
	Consumer Cyclical - Automotive—0.6%
125,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	126,548
130,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.125%, 7/7/2028	133,306
347,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	326,975
398,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	401,169
178,000	General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	170,304
181,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	188,574
500,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.150%, 3/27/2030	510,212
305,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	311,956
	TOTAL	2,169,044

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Gaming—0.0%
$ 121,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	$ 120,306
	Consumer Cyclical - Retailers—0.3%
175,500	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	162,929
324,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	324,495
236,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.600%, 4/20/2030	212,768
136,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	128,105
127,500	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	122,985
84,500	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	87,128
25,000	WalMart, Inc., Sr. Unsecd. Note, 3.700%, 6/26/2028	24,996
	TOTAL	1,063,406
	Consumer Cyclical - Services—0.2%
305,000	Amazon.com, Inc., Sr. Unsecd. Note, 1.500%, 6/3/2030	273,296
165,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	126,606
95,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	93,965
157,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	156,550
115,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.800%, 9/15/2035	113,957
	TOTAL	764,374
	Consumer Non-Cyclical - Food/Beverage—0.7%
200,000	Bacardi-MartinI B.V, Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	207,976
90,000	Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	84,235
310,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	291,145
163,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	164,794
220,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	218,052
200,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	188,675
13,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	10,818
265,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	270,866
55,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	55,712
296,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	281,707
200,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	182,724
160,000	Sysco Corp., Sr. Unsecd. Note, 3.150%, 12/14/2051	107,075
125,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	128,356
193,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	203,371
	TOTAL	2,395,506
	Consumer Non-Cyclical - Health Care—0.6%
250,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	231,272
60,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	53,734
293,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 1/30/2031	301,575
207,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	211,791
250,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	155,708
45,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	45,884
276,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	292,422
305,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	301,832
85,000	HCA, Inc., 5.250%, 6/15/2026	85,168
134,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	127,992
69,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	70,666
31,000	HCA, Inc., Sr. Unsecd. Note, 5.450%, 4/1/2031	32,224
114,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	113,750
82,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	82,161
	TOTAL	2,106,179

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—0.9%
$ 266,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	$ 265,871
30,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	28,793
112,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	110,714
192,500	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	189,497
110,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	101,894
200,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	173,665
121,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	125,337
205,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	202,722
126,500	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	115,412
127,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	126,576
210,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	210,017
206,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	186,620
225,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	186,542
195,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.600%, 9/1/2035	192,811
64,000	Johnson & Johnson, Sr. Unsecd. Note, 3.500%, 1/15/2048	50,139
22,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	22,251
177,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	178,814
332,000	Pfizer, Inc., Sr. Unsecd. Note, 2.625%, 4/1/2030	311,348
223,500	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	197,125
225,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	150,345
	TOTAL	3,126,493
	Consumer Non-Cyclical - Products—0.1%
245,000	Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	249,057
131,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	133,837
	TOTAL	382,894
	Consumer Non-Cyclical - Supermarkets—0.1%
260,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	262,207
	Consumer Non-Cyclical - Tobacco—0.4%
100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	72,059
315,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	333,163
116,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	114,595
156,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	142,163
413,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	342,868
100,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2034	100,786
118,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	116,935
	TOTAL	1,222,569
	Energy - Independent—0.2%
50,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	51,100
30,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.200%, 4/18/2027	30,431
170,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	183,159
98,500	Hess Corp., Sr. Unsecd. Note, 7.300%, 8/15/2031	113,420
121,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	126,537
90,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	97,188
	TOTAL	601,835
	Energy - Integrated—0.2%
97,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	64,160
155,500	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.234%, 11/6/2028	156,236
24,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	24,348
200,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	199,987
150,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	104,067

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$ 150,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	$ 123,464
	TOTAL	672,262
	Energy - Midstream—1.4%
93,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	92,818
220,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	223,168
129,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	128,386
80,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 8/1/2033	68,099
700,000	Enbridge, Inc., Sr. Unsecd. Note, 4.900%, 6/20/2030	715,846
141,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	144,815
340,000	Energy Transfer LP, Sr. Unsecd. Note, 5.200%, 4/1/2030	350,563
149,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	151,584
250,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	262,058
138,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.950%, 2/1/2041	146,175
23,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	24,101
100,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.000%, 2/1/2029	102,252
381,500	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	382,708
100,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	91,246
203,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	201,811
270,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	289,322
271,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	247,360
333,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	316,385
225,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	223,706
179,000	Tennessee Gas Pipeline Co. LLC, Sr. Unsecd. Note, 7.000%, 3/15/2027	185,942
322,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	327,963
80,000	Williams Cos., Inc., Sr. Unsecd. Note, 8.750%, 3/15/2032	97,073
	TOTAL	4,773,381
	Energy - Oil Field Services—0.1%
250,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	249,918
103,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	93,651
138,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 2.650%, 6/26/2030	128,706
36,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	35,945
500	Schlumberger Investment S.A., Sr. Unsecd. Note, 2.650%, 6/26/2030	466
	TOTAL	508,686
	Energy - Refining—0.1%
198,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	170,418
96,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	94,896
10,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	11,567
	TOTAL	276,881
	Financial Institution - Banking—5.4%
85,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	85,158
637,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	659,940
755,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	676,678
627,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	571,185
787,500	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	822,332
144,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	128,622
105,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.650%, 1/28/2031	92,219
379,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	378,857
4,500	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	4,719
208,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	196,901
605,000	Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	603,980

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 381,500	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	$ 383,053
127,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	131,718
428,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	392,735
302,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	314,275
70,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	71,133
307,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	321,844
276,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	269,229
340,000	FNB Corp. (PA), 5.722%, 12/11/2030	345,252
1,139,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	1,033,323
245,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	243,404
378,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	374,777
341,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.023%, 5/17/2033	343,318
655,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	578,999
98,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	89,655
621,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	645,452
340,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.500%, 10/15/2040	352,335
495,000	JPMorgan Chase & Co., Sub., 5.576%, 7/23/2036	513,158
260,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	282,152
324,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	344,293
174,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	189,019
327,000	Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	321,838
322,000	Morgan Stanley, Sr. Unsecd. Note, 5.297%, 4/20/2037	326,677
701,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	730,123
196,000	Northern Trust Corp., Sub. Note, 3.950%, 10/30/2025	195,902
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.373%, 7/21/2036	514,534
792,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	820,696
310,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	323,091
244,000	State Street Corp., Sub., 2.200%, 3/3/2031	217,623
250,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	255,239
297,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	311,663
160,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	169,524
212,000	U.S. Bancorp, 4.967%, 7/22/2033	212,829
433,000	U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	447,687
1,314,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,277,345
475,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	482,566
	TOTAL	18,047,052
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
140,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	143,046
100,500	Charles Schwab Corp., Sr. Unsecd. Note, 3.250%, 5/22/2029	97,603
287,500	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	305,669
12,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	11,962
	TOTAL	558,280
	Financial Institution - Finance Companies—0.3%
346,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	333,438
123,000	Air Lease Corp., Sr. Unsecd. Note, 3.125%, 12/1/2030	113,714
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	223,974
180,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	185,651
	TOTAL	856,777
	Financial Institution - Insurance - Health—0.4%
468,000	Centene Corp., 2.500%, 3/1/2031	403,142

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Health—continued
$ 380,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.150%, 6/15/2029	$ 390,958
567,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	581,359
	TOTAL	1,375,459
	Financial Institution - Insurance - Life—0.9%
258,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	271,383
500,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 4.850%, 6/6/2030	508,664
55,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	62,471
363,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 3.375%, 4/15/2050	252,589
313,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	329,374
201,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	268,537
268,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	185,968
180,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	183,846
192,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	212,809
508,500	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	460,403
189,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	170,034
230,000	Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	212,526
	TOTAL	3,118,604
	Financial Institution - Insurance - P&C—0.6%
218,500	American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	224,776
93,000	Aon North America, Inc., 5.750%, 3/1/2054	93,659
200,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	204,666
375,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 4.650%, 8/15/2029	382,376
379,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	393,334
205,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	208,329
25,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	33,900
115,000	The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	125,206
500,000	Travelers Cos., Inc.- Old, Sr. Unsecd. Note, 5.700%, 7/24/2055	517,807
	TOTAL	2,184,053
	Financial Institution - REIT - Apartment—0.4%
333,500	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	329,571
383,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	388,631
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	312,165
219,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	188,548
90,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 7/1/2027	89,036
	TOTAL	1,307,951
	Financial Institution - REIT - Healthcare—0.2%
205,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	177,940
178,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	178,052
406,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	375,352
	TOTAL	731,344
	Financial Institution - REIT - Office—0.2%
355,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	353,765
67,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	67,364
125,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	116,239
	TOTAL	537,368
	Financial Institution - REIT - Other—0.2%
165,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	166,088
105,000	ProLogis LP, Sr. Unsecd. Note, 5.250%, 6/15/2053	101,516
240,000	WP Carey, Inc., Sr. Unsecd. Note, 4.250%, 10/1/2026	240,062

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—continued
$ 220,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	$ 225,433
		TOTAL	733,099
		Financial Institution - REIT - Retail—0.2%
420,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	414,356
120,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	119,994
155,000		Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	156,964
		TOTAL	691,314
		Technology—2.7%
185,500		Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	126,759
617,000		Apple, Inc., 1.650%, 5/11/2030	557,625
181,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	130,117
25,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	24,619
875,000		Apple, Inc., Sr. Unsecd. Note, 3.950%, 8/8/2052	710,593
280,000		Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	287,745
125,000		Automatic Data Processing, Inc., Sr. Unsecd. Note, 4.450%, 9/9/2034	124,411
5,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	4,996
179,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	178,296
250,000		Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	259,762
500,000		Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	520,582
341,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	334,530
230,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	235,982
217,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	219,605
220,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	225,346
60,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	45,298
250,000		Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	253,620
43,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	45,055
272,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	242,288
114,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	102,228
154,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	154,248
111,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	112,327
205,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	203,406
300,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	311,829
235,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	238,474
249,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	248,818
190,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	194,139
106,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	99,877
213,000		Oracle Corp., Sr. Unsecd. Note, 4.000%, 11/15/2047	165,074
196,000		Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	197,773
1,000,000		Qualcomm, Inc., Sr. Unsecd. Note, 5.000%, 5/20/2035	1,020,950
371,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	333,276
160,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	171,997
328,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	295,633
321,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	320,241
197,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	190,339
214,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	188,753
		TOTAL	9,076,611
		Transportation - Railroads—0.3%
180,500		Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 4.450%, 3/15/2043	162,783
136,000	[2]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	130,517
180,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	175,303

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$ 417,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	$ 388,487
	TOTAL	857,090
	Transportation - Services—0.4%
150,500	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	152,447
225,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	236,286
463,500	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	477,275
190,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	194,221
135,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	139,794
198,000	United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	203,678
	TOTAL	1,403,701
	Utility - Electric—2.0%
140,500	AEP Texas, Inc., Sr. Unsecd. Note, Series I, 2.100%, 7/1/2030	126,702
279,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	263,533
276,500	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	290,655
230,000	Commonwealth Edison Co., 3.650%, 6/15/2046	178,086
195,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	168,029
440,500	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	470,579
252,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	242,050
325,000	Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	322,951
389,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	350,200
83,000	Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	90,691
250,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	235,869
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	299,738
300,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	298,223
500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.375%, 9/30/2030	496,599
77,000	Exelon Corp., Bond, 7.600%, 4/1/2032	89,146
262,500	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	205,261
190,000	FirstEnergy, Corp., Sr. Unsecd. Note, Series B, 3.900%, 7/15/2027	188,835
40,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 4.150%, 12/15/2032	39,008
231,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	230,402
783,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	714,896
437,000	NiSource, Inc., Sr. Unsecd. Note, 1.700%, 2/15/2031	379,513
200,000	Peco Energy Co., 2.800%, 6/15/2050	128,769
277,500	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	246,208
30,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	30,911
215,000	Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	213,704
348,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 2.400%, 3/30/2032	307,292
192,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	181,045
75,000	Wisconsin Public Service, Sr. Unsecd. Note, 3.300%, 9/1/2049	52,681
	TOTAL	6,841,576
	Utility - Natural Gas—0.0%
100,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	104,000
	Utility - Natural Gas Distributor—0.2%
280,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	284,818
435,000	Southern Co. Gas Capital, Sr. Unsecd. Note, Series 20-A, 1.750%, 1/15/2031	380,333
	TOTAL	665,151
	TOTAL CORPORATE BONDS (IDENTIFIED COST $82,679,533)	84,240,722

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—3.3%
	Federal Home Loan Mortgage Corporation—2.3%
$ 4,229,535	Federal Home Loan Mortgage Corp., Pool SD8193, 2.000%, 2/1/2052	$ 3,428,167
2,521,358	Federal Home Loan Mortgage Corp., Pool SD8213, 3.000%, 5/1/2052	2,224,078
2,549,887	Federal Home Loan Mortgage Corp., Pool SD8242, 3.000%, 9/1/2052	2,243,466
	TOTAL	7,895,711
	Federal National Mortgage Association—1.0%
1,765,436	Federal National Mortgage Association, Pool FS4947, 4.000%, 1/1/2053	1,669,287
1,595,860	Federal National Mortgage Association, Pool FS6809, 5.500%, 2/1/2054	1,614,253
	TOTAL	3,283,540
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $10,899,291)	11,179,251
	MUNICIPAL BONDS—2.7%
	Municipal Services—0.5%
1,650,000	Texas Water Development Board, Revenue Bonds (Series 2024A), 5.000%, 10/15/2053	1,717,256
	State/Provincial—0.9%
1,500,000	Connecticut State, UT GO Bonds (Series 2025B), 5.000%, 12/1/2034	1,742,180
1,230,000	Oregon State, UT GO Bonds (Series 2025A), 5.250%, 5/1/2050	1,321,505
	TOTAL	3,063,685
	Utility - Electric—0.9%
1,375,000	Austin, TX Electric Utility System, Electric Utility System Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2043	1,447,937
1,500,000	Energy Northwest, WA (Bonneville WA Power Administration), Electric Revenue Refunding Bonds (Series 2025-A), 5.000%, 7/1/2040	1,655,240
	TOTAL	3,103,177
	Utility - Other—0.4%
1,115,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2025BB), 5.000%, 6/15/2043	1,198,733
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $8,944,970)	9,082,851
	ASSET-BACKED SECURITIES—2.6%
	Auto Receivables—1.3%
160,902	BMW Vehicle Lease Trust 2024-1, Class A3, 4.980%, 3/25/2027	161,484
100,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	101,707
61,851	Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	62,389
325,000	Enterprise Fleet Financing LLC 2025-2, Class A4, 4.580%, 12/22/2031	329,112
600,000	Honda Auto Receivables Owner Trust 2025-2, Class A4, 4.280%, 8/15/2031	604,683
750,000	Navistar Financial Dealer Note Master Trust 2024-1, Class A, 5.590%, 4/25/2029	755,494
1,000,000	SBNA Auto Lease Trust 2024-C, Class A3, 4.560%, 2/22/2028	1,003,351
1,000,000	Toyota Lease Owner Trust 2024-B, Class A3, 4.210%, 9/20/2027	1,002,548
200,000	World OMNI Select Auto Trust 2024-A, Class A3, 4.860%, 3/15/2029	201,164
	TOTAL	4,221,932
	Credit Card—0.2%
500,000	American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	510,385
175,000	First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	178,760
	TOTAL	689,145
	Equipment Lease—1.1%
1,000,000	DLLAD LLC 2024-1A, Class A3, 5.300%, 7/20/2029	1,020,959
1,000,000	John Deere Owner Trust 2024-B, Class A3, 5.200%, 3/15/2029	1,014,310
1,000,000	John Deere Owner Trust 2024-C, Class A3, 4.060%, 6/15/2029	1,002,687
650,000	Volvo Financial Equipment LLC 2024-1A, Class A3, 4.290%, 10/16/2028	652,643
	TOTAL	3,690,599
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,521,448)	8,601,676

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—0.8%
		Financial Institution - Banking—0.6%
EGP 103,000,000		Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 10/14/2025	$ 2,131,549
		Sovereign—0.2%
AUD 750,000		Australia, Government of, Sr. Unsecd. Note, Series 154, 2.750%, 11/21/2029	479,471
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,566,772)	2,611,020
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
		Commercial Mortgage—0.7%
$ 1,000,000		Bank 2024-BNK48 A4, Class A4, 4.775%, 8/15/2034	1,002,362
140,000		Barclays Commercial Mortgage S 2025-C35, Class A4, 5.289%, 7/15/2058	143,073
500,000	[2]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.743% (CME Term SOFR 1 Month +1.593%), 11/15/2039	500,780
850,000	[2]	ORL Trust 2024-GLKS, Class B, 6.042% (CME Term SOFR 1 Month +1.892%), 12/15/2039	850,530
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,497,967)	2,496,745
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.7%
		Federal Home Loan Mortgage Corporation—0.7%
1,044,874	[2]	FHLMC REMIC, Series 5396, Class FG, 5.356% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	1,045,631
1,358,768	[2]	FHLMC REMIC, Series 5402, Class FB, 5.456% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	1,363,641
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,395,608)	2,409,272
		PURCHASED CALL OPTION—0.0%
2,500,000		Bank of America Merrill Lynch AUD CALL/USD PUT, Notional Amount $1,650,000, Exercise Price $0.665, Expiration Date 10/23/2025 (IDENTIFIED COST $39,007)	14,008
		PURCHASED PUT OPTIONS—0.0%
2,500,000		Barclays EUR PUT/USD CALL, Notional Amount $2,925,000, Exercise Price $1.15, Expiration Date 11/6/2025	4,050
75		United States Treasury, 0.000%, Notional Amount $8,744,250, Exercise Price $116, Expiration Date 10/25/2025	67,969
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $89,669)	72,019
		EXCHANGE-TRADED FUNDS—11.1%
268,420		iShares MBS ETF	25,540,163
254,320		Vanguard Mortgage-Backed Securities ETF	11,942,867
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $36,596,846)	37,483,030
		INVESTMENT COMPANIES—25.2%
70,377		Bank Loan Core Fund	603,837
1,163,946		Emerging Markets Core Fund	10,405,678
1,772,642		Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[3]	1,772,642
1,832,134		High Yield Bond Core Fund	10,498,130
5,435,054		Mortgage Core Fund	45,871,853
1,739,634		Project and Trade Finance Core Fund	15,552,327
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $82,697,080)	84,704,467
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $328,973,446)	335,710,398
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	1,086,147
		NET ASSETS—100%	$336,796,545

At September 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	50	$5,829,688	December 2025	$(20,427)
United States Treasury Notes 2-Year Long Futures	400	$83,359,375	December 2025	$(146,885)
United States Treasury Notes 5-Year Long Futures	125	$13,649,414	December 2025	$(2,330)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(169,642)
At September 30, 2025, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 09/30/2025[5]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Bank PLC	CDX Index EM Series 44	Pay	1.000%	12/20/2030	1.47%	$2,000,000	$43,700	$42,900	$800
Barclays Bank PLC	CDX Index NA IG Series 45	Buy	1.000%	12/20/2030	0.52%	$20,000,000	$(455,340)	$(449,569)	$(5,771)
TOTAL CREDIT DEFAULT SWAPS							$(411,640)	$(406,669)	$(4,971)
At September 30, 2025, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
JP Morgan	iShares MBS ETF	(600)	$5,709,000	October 2025	$95.00	$(28,500)
Morgan Stanley	GBP CALL/USD PUT	(2,000,000)	$2,000,000	October 2025	$1.38	$(852)
UBS	AUD CALL/ USD PUT	(3,000,000)	$3,000,000	October 2025	$0.67	$(6,630)
Wells Fargo	United States Treasury	(150)	$17,488,500	October 2025	$118.00	$(93,750)
Put Options:
Bank of America	AUD PUT/USD CALL	(2,500,000)	$2,500,000	October 2025	$0.65	$(5,678)
Bank of America	USD PUT/ZAR CALL	(3,000,000)	$3,000,000	November 2025	$17.60	$(66,522)
Morgan Stanley	GBP PUT/USD CALL	(2,000,000)	$2,000,000	October 2025	$1.34	$(9,248)
Wells Fargo	United States Treasury	(50)	$5,829,500	October 2025	$114.00	$(16,406)
(Premium Received $264,361)						$(227,586)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Swaps Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2025, were as follows:
Affiliates	Value as of 6/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2025	Shares Held as of 9/30/2025	Dividend Income
Bank Loan Core Fund	$605,948	$—	$—	$(2,111)	$—	$603,837	70,377	$11,124
Emerging Markets Core Fund	$10,054,366	$200,000	$—	$151,312	$—	$10,405,678	1,163,946	$219,221
Federated Hermes Government Obligations Fund, Premier Shares	$3,445,277	$10,811,719	$(12,484,354)	$—	$—	$1,772,642	1,772,642	$22,833
High Yield Bond Core Fund	$10,242,815	$200,000	$—	$55,315	$—	$10,498,130	1,832,134	$157,901
Mortgage Core Fund	$45,273,997	$—	$—	$597,856	$—	$45,871,853	5,435,054	$581,647
Project and Trade Finance Core Fund	$12,975,426	$2,500,000	$—	$76,901	$—	$15,552,327	1,739,634	$242,061
TOTAL OF AFFILIATED TRANSACTIONS	$82,597,829	$13,711,719	$(12,484,354)	$879,273	$—	$84,704,467	12,013,787	$1,234,787

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures and options contracts.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities
5
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$92,815,337	$—	$92,815,337
Corporate Bonds	—	84,240,722	—	84,240,722
Mortgage-Backed Securities	—	11,179,251	—	11,179,251
Municipal Bonds	—	9,082,851	—	9,082,851
Asset-Backed Securities	—	8,601,676	—	8,601,676
Foreign Governments/Agencies	—	2,611,020	—	2,611,020
Commercial Mortgage-Backed Securities	—	2,496,745	—	2,496,745
Collateralized Mortgage Obligations	—	2,409,272	—	2,409,272
Purchased Call Option	—	14,008	—	14,008
Purchased Put Options	67,969	4,050	—	72,019
Exchange-Traded Funds	37,483,030	—	—	37,483,030
Investment Companies	69,152,140	—	—	69,152,140
Other Investments[1]	—	—	—	15,552,327
TOTAL SECURITIES	$106,703,139	$213,454,932	$—	$335,710,398
Other Financial Instruments:
Assets
Swap Contracts	$—	$43,700	$—	$43,700
Liabilities
Futures Contracts	(169,642)	—	—	(169,642)
Swap Contracts	—	(455,340)	—	(455,340)
Written Options Contracts	—	(227,586)	—	(227,586)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(169,642)	$(639,226)	$—	$(808,868)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $15,552,327 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
EGP	—Egyptian Pound
ETF	—Exchange-Traded Fund
EUR	—Euro
FHLMC	—Federal Home Loan Mortgage Corporation
GBP	—British Pound
GMTN	—Global Medium Term Note
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
UT	—Unlimited Tax
ZAR	—South African Rand